Cover	Nov. 20, 2023
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 20, 2023
Entity File Number	001-40158
Entity Registrant Name	ATLANTIC COASTAL ACQUISITION CORP.
Entity Central Index Key	0001836274
Entity Tax Identification Number	85-4178663
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1 Woodbury Mews
Entity Address, Address Line Two	Dun Laoghaire
Entity Address, City or Town	Dublin
Entity Address, Country	IE
Entity Address, Postal Zip Code	A96 ED72
City Area Code	353
Local Phone Number	8706 50447
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A common stock, $0.0001 par value, and one-third of one redeemable warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A common stock, $0.0001 par value, and one-third of one redeemable warrant
Trading Symbol	ACAHU
Security Exchange Name	NASDAQ
Shares of Class A common stock included as part of the units [Member]
Document Information [Line Items]
Title of 12(b) Security	Shares of Class A common stock included as part of the units
Trading Symbol	ACAH
Security Exchange Name	NASDAQ
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants included as part of the units, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50
Trading Symbol	ACAHW
Security Exchange Name	NASDAQ